25. Post-Employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Post-employment Benefits Details 2
Post-employment benefits, beginning	R$ 769,865	R$ 594,660
Appropriation of actuarial calculation	97,511	130,707
Pension and healthcare contributions	153,069	142,735
Adjustment related to actuarial gains (loss)	46,506	88,906
Amortizations	(200,848)	(187,143)
Post-employment benefits, ending	R$ 866,103	R$ 769,865